SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUSES AND THE UPDATING SUMMARY

PROSPECTUS, EACH DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

GUP and GTS-VA®

This supplement updates certain information for the above referenced prospectus and updating summary prospectuses, (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information” section in the prospectus and the “Important Information You Should Consider About the Contract” section in the Updating Summary Prospectus, the following changes are made:

•

In the “Are There Ongoing Fees and Expenses?” section of the “FEES AND EXPENSES” table, the minimum and maximum fee for Investment Options is 0.22%. The Lowest Annual Cost and Highest Annual Cost for GUP is $6,267 and the Lowest Annual Cost and Highest Annual Cost for GTS-VA is $3,864

In the “Fee Table” section in the prospectus, the following changes are made:

•	In the “Annual Portfolio Company Expenses” table, the minimum Annual Fund Expenses is 0.22% and the maximum Annual Fund Expenses is 0.22%.
•	In the “Examples” section, the following table replaces the similar tables:
•

GUP
1 Year	3 Years	5 Years	10 Years
$6,267	$8,947	$11,831	$20,047
GTS-VA
1 Year	3 Years	5 Years	10 Years
$3,864	$5,334	$6,936	$11,601

The following table replaces the current table in its entirety in Appendix A:

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Platform Charge[2]		1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Stock Index Fund[1,3] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management, LLC	0.22%	None	0.22%	17.55%	14.08%	14.46%